Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 1,152,900	¥ 1,084,000	¥ 1,085,000
Others	28,500	24,900	56,000
Profit before tax	676,464	956,478	282,751
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(274,400)	(360,500)	(170,600)
Gains on equity instruments	209,100	92,600	80,500
Extraordinary gains or losses and others	(158,000)	(143,900)	(106,300)
Profit before tax under Japanese GAAP	929,600	672,200	888,600
Scope of consolidation	3,000	5,700	(3,300)
Derivative financial instruments	136,900	94,800	(163,300)
Investment securities	(189,200)	113,300	(115,300)
Loans and advances	(54,400)	60,900	(116,000)
Investments in associates and joint ventures	(61,500)	3,400	(190,800)
Property, plant and equipment	9,000	(2,500)	(30,500)
Lease accounting	(900)	1,000	400
Defined benefit plans	(67,000)		(32,600)
Foreign currency translation	(40,700)	(20,200)	11,900
Classification of equity and liability	10,900	12,500	12,700
Others	¥ 800	¥ 15,400	¥ 21,000